VESSELS UNDER FINANCE LEASE, NET (Schedule of Finance Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost
Beginning balance	$ 777,939
Ending balance	777,939	$ 777,939
Accumulated Depreciation
Beginning balance	(163,176)
Depreciation	(41,309)
Ending balance	(204,485)	(163,176)
Vessels under Finance Lease, net
Beginning balance	614,763
Depreciation	(41,309)	(41,300)	$ (41,300)
Ending balance	$ 573,454	$ 614,763